Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by/(used in) operating activities	$ (799)	$ (382)	$ 91
Net cash provided by investing activities
Net cash provided by financing activities		3,888
Net increase/(decrease) in cash	(799)	3,506	91
Cash at beginning of year	3,630	124	33
Cash at end of year	$ 2,831	$ 3,630	$ 124